August 1, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	The Gabelli SRI Green Fund, Inc.
(Securities Act File No. 333-141093;
Investment Company Act File No. 811-22026)
Post-Effective Amendment No. 7

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses for the above-referenced Fund do not differ from those contained in Post-Effective Amendment No. 7 to the Fund’s Registration Statement on Form N-1A (the “Amendment”). The Amendment was filed electronically on July 27, 2012 (Accession # 0001193125-12-318663).

If your staff has any questions or comments concerning the Amendment, they should call me at (212) 318-6275.

Very truly yours,

/s/ Rachael L. Schwartz
Rachael L. Schwartz

Enclosures

cc:	Bruce Alpert
Agnes Mullady
Sonia Kothari
Helen Robichaud
Arlene Lonergan

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